Property, plant and equipment	12 Months Ended
Sep. 30, 2025
Property, plant and equipment.
Property, plant and equipment

9.    Property, plant and equipment

	Computer	Office	Furniture &
	equipment	equipment	fittings	Total
	$'000	$'000	$'000	$'000
Cost
At 1 October 2022	2,019	23	549	2,591
Additions	407	74	232	714
Disposals	(55)	—	—	(55)
Foreign exchange on translation	22	—	(11)	11
At 30 September 2023	2,393	97	770	3,260
At 1 October 2023	2,393	97	770	3,260
Additions	1	—	6	7
Disposals	(55)	(50)	—	(105)
Write-off	—	—	(698)	(698)
Foreign exchange on translation	158	8	57	223
At 30 September 2024	2,497	55	135	2,688
At 1 October 2024	2,497	55	135	2,688
Additions	33	—	—	33
Disposals	—	—	—	—
Foreign exchange on translation	7	1	—	8
At 30 September 2025	2,537	56	135	2,729
Depreciation and impairment
At 1 October 2022	(347)	(2)	(36)	(385)
Charge	(732)	(18)	(133)	(883)
Disposals	18	—	—	18
Foreign exchange on translation	(42)	—	(4)	(46)
At 30 September 2023	(1,103)	(20)	(173)	(1,296)
At 1 October 2023	(1,103)	(20)	(173)	(1,296)
Charge	(764)	(32)	(114)	(910)
Impairment charge	(399)	—	(417)	(816)
Write-off			698	698
Disposals	30	17	—	47
Foreign exchange on translation	(116)	—	(27)	(143)
At 30 September 2024	(2,352)	(35)	(33)	(2,421)
At 1 October 2024	(2,352)	(35)	(33)	(2,421)
Charge	(152)	(6)	(19)	(176)
Impairment charge	—	—	—	—
Disposals	—	—	—	—
Foreign exchange on translation	(4)	(3)	1	(6)
At 30 September 2025	(2,508)	(44)	(51)	(2,604)
Net Book Value
At 30 September 2025	30	12	85	125
At 30 September 2024	145	20	102	267
At 30 September 2023	1,290	77	597	1,963